Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Xos, Inc. [Member]
Derivative Liability [Line Items]
Derivative Liability

Note 5. Derivative Instruments

Warrant Liability on Convertible Preferred Stock

In connection with the Series A Financing (see Note 4), the Company issued one warrant to a Series A preferred shareholder, which allows a purchase of up to 319,411 shares of Preferred A stock at an exercise price of $8.50. The warrant is exercisable for 5 years from issuance date and expires on 2025 or earlier upon the consummation of a liquidation event or a SPAC transaction. The Company has classified this Level 3 derivative instrument as a liability, with fair value changes flowing through the consolidated statements of operations.

The Company recognized a warrant liability on its convertible preferred Series A based on its current fair value of $3.1 million and $1.7 million as of June 30, 2021 and December 31, 2020, respectively.

As of June 30, 2021, due to proximity of the expected consummation of the SPAC merger, the valuation of the warrant was determined using the probability weighted expected return method (“PWERM”) framework, incorporating the weighting of likely two (2) scenarios, as described more fully below:

•        Merger/public scenario:    75% probability of occurrence with per share value determined on a discounted basis using post-merger equity value of existing Xos shareholders less expected proceeds from the exercise of the warrant.

•        Private scenario:    25% probability of occurrence with per share value determined based on equal 50-50 weighting of the (i) market approach (ie. average revenue multiples derived from our peer group under the guideline public company method) and (ii) income approach (ie. utilizing the company’s projections under the discounted cashflow method).

As of December 31, 2020, the valuation of the warrant was determined based on Black-Scholes option pricing model utilizing the following assumptions:

Expected dividend yield	0%
Standard deviation of share price	0.80
Expected term	5 years
Risk-free interest rate	0.36%
Grant-date fair value (estimated)	$8.50

Embedded Derivative Liability on Convertible Notes

The convertible notes were principally a debt financial instrument host containing embedded features and for options which would otherwise be required to be bifurcated from the debt hosts and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815. The Company determined that, with the 2020 Series A Financing (see Note 4), the likelihood of the notes converting had risen to a near certainty as of December 31, 2020. Accordingly, the related derivative liability for these notes were revalued assuming a probability of 100% for conversion according to the notes’ terms, causing the associated derivative liability to be valued at $6.4 million as of December 31, 2020.

The fair value of the derivative liability was estimated using a probability weighted assessment of the settlement value. The significant unobservable inputs to the fair value calculation are the estimated probability that settlement will occur as well as the timing of such settlement. These are subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, these techniques are highly volatile and sensitive to changes in inputs. Because derivative financial instruments are initially and subsequently carried at fair values, the Company’s income will reflect the volatility in these estimates and assumption changes. The Company has determined that as a result of the conversion, the probability of settlement occurring increased to 100% and adjusted the fair value of derivative liability accordingly.

The carrying value of the embedded derivative on the convertible notes was recorded as a derivative liability on the consolidated balance sheet. As of December 31, 2020, the embedded derivative liability was presented in the current classification, reflecting the Company’s anticipation of a conversion exercise. As of June 30, 2021, there was no associated balance in the derivative liability as a result of the conversion in conjunction with the Series A Financing. See Note 4 for further details.

Note 6. Derivative Liability

Fair Value Considerations

U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:

Level 1 valuations

Quoted prices in active markets for identical assets and liabilities.

Level 2 valuations

Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

Level 3 valuations

Significant inputs to the valuation model are unobservable.

The Company follows the provisions of ASC 820 with respect to its financial instruments. As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Derivative financial instruments which are required to be measured at fair value on a recurring basis under ASC 815 are measured at fair value using Level 3 inputs for all periods presented. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

At December 31, 2020 the Company recognized a Warrant on convertible Preferred Series A as a new financial instrument requiring a Level 3 valuation and determined its fair value to be $1,708. The offset to this Warrant was to Redeemable Convertible Preferred Stock.

Existing financial instruments requiring Level 3 valuation consisted of the derivative liabilities from the Group 1 and Group 2 Convertible Notes. The Company determined that, with the anticipated 2020 Series A Financing (see Note 8), the likelihood of the Group 1 and Group 2 Convertible Notes converting had risen to a near certainty. Accordingly, the related derivative liabilities for these notes were revalued assuming a probability of 100% for conversion according to the Notes’ terms, causing the associated derivative liability to be valued at $6,394. The increase in the derivative liability during the 4th quarter of 2020 of $1,510 caused by the reassessment of Group 1 and Group 2 Convertible Notes was reflected on the statement of operations.

The carrying value of the derivative financial instruments is recorded as derivative liability on the balance sheet. The embedded derivative liabilities are entirely related to the issuance of convertible notes, and carry the following balances for the periods under presentation:

	December 31,
	2020	2019	2018
Group 1 notes	$1,223	$489	$427
Group 2 notes	5,171	201	—
Total derivative liability	$6,394	$690	$427

At December 31, 2020, the derivative liability was recorded entirely as a current liability, reflecting the Company’s anticipation of a convertible note exercise. See Note 8, 2020 Series A Financing.

The fair value of the derivative liabilities are estimated using a probability weighted assessment of the settlement value. The significant unobservable inputs to the fair value calculation are the estimated probability that settlement will occur as well as the timing of such settlement. These are subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, these techniques are highly volatile and sensitive to changes in inputs. Because derivative financial instruments are initially and subsequently carried at fair values, the Company’s income will reflect the volatility in these estimate and assumption changes. The Company’s management has determined that as a result of the conversion described in Note 8, 2020 Series A Financing, the probability of settlement occurring increased to 100% and have adjusted the fair value of derivative liability accordingly.